Fair Value of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities on recurrent basis - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets for trading at FVTPL
Assets	$ 20,770,134	$ 18,087,878
Financial liabilities for trading at FVTPL
Liabilities	15,126,082	11,728,920
Financial derivative contracts FVTPL [Member]
Financial assets for trading at FVTPL
Assets	11,672,960	9,494,471
Debt financial instruments FBTPL [Member]
Financial assets for trading at FVTPL
Assets	154,046	73,347
Debt instruments at FVOCI [Member]
Financial assets for trading at FVTPL
Assets	5,880,733	5,803,139
Other financial instruments FVOCI [Member]
Financial assets for trading at FVTPL
Assets	142,306	99,375
Financial derivative contracts for hedge accounting [Member]
Financial assets for trading at FVTPL
Assets	477,762	629,136
Guarantee deposits (margin accounts) [Member]
Financial assets for trading at FVTPL
Assets	2,442,327	1,988,410
Financial derivative contracts FVTPL [Member]
Financial liabilities for trading at FVTPL
Liabilities	11,319,320	9,507,031
Financial derivative contracts for accounting hedges [Member]
Financial liabilities for trading at FVTPL
Liabilities	2,788,794	1,364,210
Guarantees received (margin accounts) [Member]
Financial liabilities for trading at FVTPL
Liabilities	1,017,968	857,679
Level 1 [Member]
Financial assets for trading at FVTPL
Assets	6,024,453	5,831,487
Financial liabilities for trading at FVTPL
Liabilities
Level 1 [Member] | Financial derivative contracts FVTPL [Member]
Financial assets for trading at FVTPL
Assets
Level 1 [Member] | Debt financial instruments FBTPL [Member]
Financial assets for trading at FVTPL
Assets	154,046	42,437
Level 1 [Member] | Debt instruments at FVOCI [Member]
Financial assets for trading at FVTPL
Assets	5,870,407	5,789,050
Level 1 [Member] | Other financial instruments FVOCI [Member]
Financial assets for trading at FVTPL
Assets
Level 1 [Member] | Financial derivative contracts for hedge accounting [Member]
Financial assets for trading at FVTPL
Assets
Level 1 [Member] | Guarantee deposits (margin accounts) [Member]
Financial assets for trading at FVTPL
Assets
Level 1 [Member] | Financial derivative contracts FVTPL [Member]
Financial liabilities for trading at FVTPL
Liabilities
Level 1 [Member] | Financial derivative contracts for accounting hedges [Member]
Financial liabilities for trading at FVTPL
Liabilities
Level 1 [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities for trading at FVTPL
Liabilities
Level 2 [Member]
Financial assets for trading at FVTPL
Assets	14,602,905	12,153,965
Financial liabilities for trading at FVTPL
Liabilities	15,126,082	11,728,920
Level 2 [Member] | Financial derivative contracts FVTPL [Member]
Financial assets for trading at FVTPL
Assets	11,672,922	9,494,471
Level 2 [Member] | Debt financial instruments FBTPL [Member]
Financial assets for trading at FVTPL
Assets		30,910
Level 2 [Member] | Debt instruments at FVOCI [Member]
Financial assets for trading at FVTPL
Assets	9,894	13,534
Level 2 [Member] | Other financial instruments FVOCI [Member]
Financial assets for trading at FVTPL
Assets
Level 2 [Member] | Financial derivative contracts for hedge accounting [Member]
Financial assets for trading at FVTPL
Assets	477,762	626,640
Level 2 [Member] | Guarantee deposits (margin accounts) [Member]
Financial assets for trading at FVTPL
Assets	2,442,327	1,988,410
Level 2 [Member] | Financial derivative contracts FVTPL [Member]
Financial liabilities for trading at FVTPL
Liabilities	11,319,320	9,507,031
Level 2 [Member] | Financial derivative contracts for accounting hedges [Member]
Financial liabilities for trading at FVTPL
Liabilities	2,788,794	1,364,210
Level 2 [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities for trading at FVTPL
Liabilities	1,017,968	857,679
Level 3 [Member]
Financial assets for trading at FVTPL
Assets	142,776	102,426
Financial liabilities for trading at FVTPL
Liabilities
Level 3 [Member] | Financial derivative contracts FVTPL [Member]
Financial assets for trading at FVTPL
Assets	38
Level 3 [Member] | Debt financial instruments FBTPL [Member]
Financial assets for trading at FVTPL
Assets
Level 3 [Member] | Debt instruments at FVOCI [Member]
Financial assets for trading at FVTPL
Assets	432	555
Level 3 [Member] | Other financial instruments FVOCI [Member]
Financial assets for trading at FVTPL
Assets	142,306	99,375
Level 3 [Member] | Financial derivative contracts for hedge accounting [Member]
Financial assets for trading at FVTPL
Assets		2,496
Level 3 [Member] | Guarantee deposits (margin accounts) [Member]
Financial assets for trading at FVTPL
Assets
Level 3 [Member] | Financial derivative contracts FVTPL [Member]
Financial liabilities for trading at FVTPL
Liabilities
Level 3 [Member] | Financial derivative contracts for accounting hedges [Member]
Financial liabilities for trading at FVTPL
Liabilities
Level 3 [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities for trading at FVTPL
Liabilities